Pension And Postretirement Benefits	12 Months Ended
Aug. 02, 2015
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Pension And Postretirement Benefits
Pension and Postretirement Benefits
In 2016, we elected to change our method of accounting for the recognition of actuarial gains and losses for defined benefit pension and postretirement plans and the calculation of expected return on pension plan assets.  Historically, actuarial gains and losses associated with benefit obligations were recognized in Accumulated other comprehensive loss in the Consolidated Balance Sheets and were amortized into earnings over the remaining service life of participants to the extent that the amounts were in excess of a corridor. Under the new policy, gains and losses will be recognized immediately in our Consolidated Statements of Earnings as of the measurement date, which is our fiscal year end, or more frequently if an interim remeasurement is required. In addition, we will no longer use a market-related value of plan assets, which is an average value, to determine the expected return on assets but rather will use the fair value of plan assets. We believe the new policies will provide greater transparency to ongoing operating results and better reflect the impact of current market conditions on the obligations and assets.
The changes in policy were applied retrospectively to all periods presented. See Note 1 for additional information on the impact of these changes on previously-reported amounts.
Pension Benefits — We sponsor a number of noncontributory defined benefit pension plans to provide retirement benefits to all eligible U.S. and non-U.S. employees. The benefits provided under these plans are based primarily on years of service and compensation levels. In 1999, we implemented significant amendments to certain U.S. pension plans. Under a new formula, retirement benefits are determined based on percentages of annual pay and age. To minimize the impact of converting to the new formula, service and earnings credit continues to accrue through the year 2015 for active employees participating in the plans under the old formula prior to the amendments. Employees will receive the benefit from either the new or old formula, whichever is higher. Benefits become vested upon the completion of three years of service. Benefits are paid from funds previously provided to trustees and insurance companies or are paid directly by us from general funds. Effective as of January 1, 2011, our U.S. pension plans were amended so that employees hired or rehired on or after that date and who are not covered by collective bargaining agreements will not be eligible to participate in the plans.
Postretirement Benefits — We provide postretirement benefits, including health care and life insurance, to substantially all retired U.S. employees and their dependents. We established retiree medical account benefits for eligible U.S. retirees. The accounts were intended to provide reimbursement for eligible health care expenses on a tax-favored basis. Effective as of January 1, 2011, the retirement medical program was amended to eliminate the retiree medical account benefit for employees not covered by collective bargaining agreements. To preserve the benefit for employees close to retirement age, the retiree medical account will be available to employees who were at least age 50 with at least 10 years of service as of December 31, 2010, and who satisfy the other eligibility requirements for the retiree medical program.
We use the fiscal year end as the measurement date for the benefit plans.
Components of net benefit expense (income) were as follows:

	Pension
	2015	2014	2013
Service cost	$28	$42	$57
Interest cost	105	115	108
Expected return on plan assets	(173)	(169)	(162)
Amortization of prior service credit	(1)	(1)	(1)
Recognized net actuarial (gain) loss	136	48	(312)
Curtailment (gain) loss	1	—	(1)
Net periodic benefit expense (income)	$96	$35	$(311)

The curtailment loss of $1 in 2015 was related to a voluntary employee separation program and was included in Restructuring charges. The net curtailment gain in 2013 was due to a $4 gain related to the closure of the facility in Sacramento, California and a loss of $3 related to the closure of the plant in Mexico. The 2013 net curtailment gain was included in the Restructuring charges. See also Note 8. In 2013, net periodic benefit expense of $1 related to the simple meals business in Europe and was included in Earnings (loss) from discontinued operations.

	Postretirement
	2015	2014	2013
Service cost	$2	$2	$3
Interest cost	15	17	15
Amortization of prior service credit	(1)	(1)	(1)
Recognized net actuarial (gain) loss	7	5	(13)
Curtailment loss	6	—	—
Net periodic benefit expense	$29	$23	$4

The curtailment loss of $6 in 2015 was related to a voluntary employee separation program and was included in Restructuring charges. See also Note 8.
The estimated prior service credit that will be amortized from Accumulated other comprehensive loss into net periodic postretirement expense during 2016 is $1.
Change in benefit obligation:

	Pension		Postretirement
	2015	2014	2015	2014
Obligation at beginning of year	$2,539	$2,489	$388	$390
Service cost	28	42	2	2
Interest cost	105	115	15	17
Actuarial loss	106	155	7	5
Participant contributions	—	—	3	6
Benefits paid	(151)	(191)	(33)	(35)
Medicare subsidies	—	—	4	3
Other	(1)	(4)	—	—
Settlements	—	(43)	—	—
Curtailment	1	—	6	—
Foreign currency adjustment	(58)	(13)	—	—
Divestiture	—	(11)	—	—
Benefit obligation at end of year	$2,569	$2,539	$392	$388

Change in the fair value of pension plan assets:

	2015	2014
Fair value at beginning of year	$2,364	$2,275
Actual return on plan assets	143	276
Employer contributions	5	46
Benefits paid	(141)	(179)
Settlements	—	(43)
Foreign currency adjustment	(55)	(11)
Fair value at end of year	$2,316	$2,364

Amounts recognized in the Consolidated Balance Sheets:

	Pension		Postretirement
	2015	2014	2015	2014
Other assets	$—	$7	$—	$—
Accrued liabilities	(20)	(12)	(30)	(29)
Other liabilities	(233)	(170)	(362)	(359)
Net amount recognized	$(253)	$(175)	$(392)	$(388)

Amounts recognized in accumulated other comprehensive income (loss) consist of:	Pension		Postretirement
	2015	2014	2015	2014
Prior service credit	$—	$1	$4	$5

The following table provides information for pension plans with accumulated benefit obligations in excess of plan assets:

	2015	2014
Projected benefit obligation	$1,926	$269
Accumulated benefit obligation	$1,906	$257
Fair value of plan assets	$1,684	$92

The accumulated benefit obligation for all pension plans was $2,516 at August 2, 2015, and $2,477 at August 3, 2014.
Weighted-average assumptions used to determine benefit obligations at the end of the year:

	Pension		Postretirement
	2015	2014	2015	2014
Discount rate	4.19%	4.33%	4.00%	4.00%
Rate of compensation increase	3.29%	3.30%	3.25%	3.25%

Weighted-average assumptions used to determine net periodic benefit cost for the years ended:

	Pension
	2015	2014	2013
Discount rate	4.33%	4.82%	4.05%
Expected return on plan assets	7.62%	7.62%	7.65%
Rate of compensation increase	3.30%	3.30%	3.31%

The discount rate is established as of our fiscal year-end measurement date. In establishing the discount rate, we review published market indices of high-quality debt securities, adjusted as appropriate for duration. In addition, independent actuaries apply high-quality bond yield curves to the expected benefit payments of the plans. The expected return on plan assets is a long-term assumption based upon historical experience and expected future performance, considering our current and projected investment mix. This estimate is based on an estimate of future inflation, long-term projected real returns for each asset class, and a premium for active management.
The discount rate used to determine net periodic postretirement expense was 4.00% in 2015, 4.50% in 2014 and 3.75% in 2013.
Assumed health care cost trend rates at the end of the year:

	2015	2014
Health care cost trend rate assumed for next year	7.75%	8.25%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2022	2022

A one-percentage-point change in assumed health care costs would have the following effects on 2015 reported amounts:

	Increase	Decrease
Effect on service and interest cost	$1	$(1)
Effect on the 2015 accumulated benefit obligation	$25	$(22)

Pension Plan Assets
The fundamental goal underlying the investment policy is to ensure that the assets of the plans are invested in a prudent manner to meet the obligations of the plans as these obligations come due. The primary investment objectives include providing a total return which will promote the goal of benefit security by attaining an appropriate ratio of plan assets to plan obligations, to provide for real asset growth while also tracking plan obligations, to diversify investments across and within asset classes, to reduce the impact of losses in single investments, and to follow investment practices that comply with applicable laws and regulations.
The primary policy objectives will be met by investing assets to achieve a reasonable tradeoff between return and risk relative to plan obligations. This includes investing a portion of the assets in funds selected in part to hedge the interest rate sensitivity to plan obligations.
The portfolio includes investments in the following asset classes: fixed income, equity, real estate and alternatives. Fixed income will provide a moderate expected return and partially hedge the exposure to interest rate risk of the plans’ obligations. Equities are used for their high expected return. Additional asset classes are used to provide diversification.
Asset allocation is monitored on an ongoing basis relative to the established asset class targets. The interaction between plan assets and benefit obligations is periodically studied to assist in the establishment of strategic asset allocation targets. The investment policy permits variances from the targets within certain parameters. Asset rebalancing occurs when the underlying asset class allocations move outside these parameters, at which time the asset allocation is rebalanced back to the policy target weight.
Our year-end pension plan weighted-average asset allocations by category were:

	Strategic Target	2015	2014
Equity securities	51%	50%	51%
Debt securities	35%	34%	33%
Real estate and other	14%	16%	16%
Net periodic benefit expense	100%	100%	100%
Pension plan assets are categorized based on the following fair value hierarchy:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with observable market data.

•	Level 3: Unobservable inputs, which are valued based on our estimates of assumptions that market participants would use in pricing the asset or liability.
The following table presents our pension plan assets by asset category at August 2, 2015, and August 3, 2014:

	Fair Value as of August 2, 2015	Fair Value Measurements at August 2, 2015 Using Fair Value Hierarchy			Fair Value as of August 3, 2014	Fair Value Measurements at August 3, 2014 Using Fair Value Hierarchy
		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Short-term investments	$32	$32	$—	$—	$23	$23	$—	$—
Equities:
U.S.	386	386	—	—	378	378	—	—
Non-U.S.	312	312	—	—	332	332	—	—
Corporate bonds:
U.S.	494	—	494	—	469	—	469	—
Non-U.S.	102	—	102	—	114	—	114	—
Government and agency bonds:
U.S.	42	—	42	—	62	—	62	—
Non-U.S.	36	—	36	—	46	—	46	—
Municipal bonds	68	—	68	—	84	—	84	—
Mortgage and asset backed securities	9	—	9	—	13	—	13	—
Real estate	14	8	—	6	8	5	—	3
Hedge funds	39	—	—	39	30	—	—	30
Derivative assets	5	—	5	—	8	—	8	—
Derivative liabilities	(6)	—	(6)	—	(6)	—	(6)	—
Total assets at fair value	$1,533	$738	$750	$45	$1,561	$738	$790	$33
Investments measured at net asset value:
Short-term investments	28				37
Commingled funds:
Equities	375				393
Fixed income	31				36
Blended	79				95
Real estate	117				109
Hedge funds	175				151
Total investments measured at net asset value:	805				821
Other items to reconcile to fair value of plan assets	(22)				(18)
Total pension assets at fair value	$2,316				$2,364

Short-term investments — Investments include cash and cash equivalents, and various short-term debt instruments and short-term investment funds. Institutional short-term investment vehicles valued daily are classified as Level 1 at cost which approximates market value. Other investments valued based upon a quoted net asset value are included as a reconciling item to the fair value table.
Equities — Common stocks and preferred stocks are classified as Level 1 and are valued using quoted market prices in active markets.
Corporate bonds — These investments are valued based on quoted market prices, yield curves and pricing models using current market rates.
Government and agency bonds — These investments are generally valued based on bid quotations and recent trade data for identical or similar obligations.
Municipal bonds — These investments are valued based on quoted market prices, yield curves and pricing models using current market rates.
Mortgage and asset backed securities — Fair value is based on prices obtained from third party pricing sources. The prices from third party pricing sources may be based on bid quotes from dealers and recent trade data. Mortgage backed securities are traded in the over-the-counter market.
Real estate — Real estate investments consist of real estate investment trusts, property funds and limited partnerships. Real estate investment trusts are classified as Level 1 and are valued based on quoted market prices. Property funds are classified as either Level 2 or Level 3 depending upon whether liquidity is limited or there are few observable market participant transactions. Fair value is based on third party appraisals. Limited partnerships are valued based upon valuations provided by the general partners of the funds. The values of limited partnerships are based upon an assessment of each underlying investment, incorporating valuations that consider the evaluation of financing and sales transactions with third parties, expected cash flows, and market-based information, including comparable transactions and performance multiples among other factors. The investments are classified as Level 3 since the valuation is determined using unobservable inputs. Real estate investments valued at net asset value are included as a reconciling item to the fair value table.
Hedge funds — Hedge fund investments include hedge funds valued based upon a net asset value derived from the fair value of underlying securities. Hedge fund investments that are subject to liquidity restrictions or that are based on unobservable inputs are classified as Level 3. Hedge fund investments may include long and short positions in equity and fixed income securities, derivative instruments such as futures and options, commodities and other types of securities. Hedge fund investments valued at net asset value are included as a reconciling item to the fair value table.
Derivatives — Derivative financial instruments include forward currency contracts, futures contracts, options contracts, interest rate swaps and credit default swaps. Derivative financial instruments are classified as Level 2 and are valued based on observable market transactions or prices.
Commingled funds — Investments in commingled funds are not traded in active markets. Blended commingled funds are invested in both equities and fixed income securities. Commingled funds are valued based on the net asset values of such funds. and are included as a reconciling item to the fair value table.
Other items to reconcile to fair value of plan assets included amounts due for securities sold, amounts payable for securities purchased, and other payables.
The following table summarizes the changes in fair value of Level 3 investments for the years ended August 2, 2015, and August 3, 2014:

	Real Estate	Hedge Funds	Total
Fair value at August 3, 2014	$3	$30	$33
Actual return on plan assets	1	2	3
Purchases	2	7	9
Sales	—	—	—
Settlements	—	—	—
Transfers out of Level 3	—	—	—
Fair value at August 2, 2015	$6	$39	$45

	Real Estate	Hedge Funds	Total
Fair value at July 28, 2013	$—	$25	$25
Actual return on plan assets	—	1	1
Purchases	3	4	7
Sales	—	—	—
Settlements	—	—	—
Transfers out of Level 3	—	—	—
Fair value at August 3, 2014	$3	$30	$33

The following table presents additional information about the pension plan assets valued using NAV as a practical expedient within the fair value hierarchy table.

	2015		2014
	Fair Value	Unfunded Commitments	Fair Value	Unfunded Commitments	Redemption Frequency		Redemption Notice Period Range
Short-term investments	$28	$—	$37	$—	Daily		1 Day
Commingled funds:
Equities	375	—	393	—	Daily,	Monthly	1	to	120 Days
Fixed income	31	—	36	—	Daily		1 Day
Blended	79	—	95	—	Primarily Daily		1	to	20 Days
Real estate funds	117	3	109	7	Primarily Quarterly		1	to	90 Days
Hedge funds	175	25	151	47	Monthly,	Quarterly	5	to	95 Days
Total	$805	$28	$821	$54

No contributions are expected to be made to U.S. pension plans in 2016. We expect contributions to non-U.S. pension plans to be approximately $5 in 2016.
Estimated future benefit payments are as follows:

	Pension	Postretirement
2016	$246	$30
2017	$169	$31
2018	$165	$31
2019	$168	$31
2020	$165	$31
2021-2025	$828	$141

The estimated future benefit payments include payments from funded and unfunded plans.
Savings Plan — We sponsor employee savings plans that cover substantially all U.S. employees. Effective January 1, 2011, we provide a matching contribution of 100% of employee contributions up to 4% of compensation for employees who are not covered by collective bargaining agreements. Employees hired or rehired on or after January 1, 2011 who will not be eligible to participate in the defined benefit plans and who are not covered by collective bargaining agreements receive a contribution equal to 3% of compensation regardless of their participation in the Savings Plan. Prior to January 1, 2011, we provided a matching contribution of 60% (50% at certain locations) of the employee contributions up to 5% of compensation after one year of continued service. Amounts charged to Costs and expenses were $31 in 2015, $29 in 2014 and $27 in 2013.